Maturities Of Operating Lease Liabilities (Detail) - Operating Lease Liabilities [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Maturities of Operating Lease Liabilities
2021	$ 77,170
2022	62,291
2023	44,931
2024	25,052
2025	9,709
Thereafter	6,842
Total lease payments	225,995
Less imputed interest	16,236
Total lease liability	$ 209,759